CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	10% Convertible Note [Member] Common Stock [Member]	10% Convertible Note [Member] Additional Paid-in Capital [Member]	10% Convertible Note [Member]	8% Convertible Note [Member] Additional Paid-in Capital [Member]	8% Convertible Note [Member]	12% Convertible Notes [Member] Common Stock [Member]	12% Convertible Notes [Member] Additional Paid-in Capital [Member]	12% Convertible Notes [Member]	Feinsod Agreement [Member] Common Stock [Member]	Feinsod Agreement [Member] Additional Paid-in Capital [Member]	Feinsod Agreement [Member]	Iron Protection Group [Member] Common Stock [Member]	Iron Protection Group [Member] Additional Paid-in Capital [Member]	Iron Protection Group [Member]	DB Option Agreement [Member] Additional Paid-in Capital [Member]	DB Option Agreement [Member]	Chiefton Acquisition [Member] Common Stock [Member]	Chiefton Acquisition [Member] Additional Paid-in Capital [Member]	Chiefton Acquisition [Member]	Non-cash Exercise of Warrants [Member] Common Stock [Member]	Non-cash Exercise of Warrants [Member] Additional Paid-in Capital [Member]	Non-cash Exercise of Warrants [Member]	Exercise of Warrants for Cash [Member] Common Stock [Member]	Exercise of Warrants for Cash [Member] Additional Paid-in Capital [Member]	Exercise of Warrants for Cash [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014																										$ 12,500	$ 4,107,076	$ (7,641,101)	$ (3,521,525)
Balance (in Shares) at Dec. 31, 2014																										12,499,933
Common stock issued									$ 1,150	$ 3,628,350	$ 3,629,500
Common stock issued (in Shares)									1,150,000
Exercise of Warrants																				$ 760	$ 3,682,510	$ 3,683,270	$ 25	$ 99,975	$ 100,000
Exercise of Warrants (in Shares)																				760,263			25,000
Stock issued for services																										$ 50	114,643		114,693
Stock issued for services (in Shares)																										50,000
Conversion of Notes payable and interest																										$ 330	1,650,793		1,651,123
Conversion of Notes payable and interest (in Shares)																										330,225
Warrants issued		$ 298,532	$ 298,532
Common stock issued for acquisition												$ 100	$ 1,043,700	$ 1,043,800
Common stock issued for acquisition (in Shares)												100,000
Warrants issued for services																											77,918		77,918
Stock granted to employees																											1,500,783		1,500,783
Net loss																												(8,786,277)	(8,786,277)
Balance at Dec. 31, 2015																										$ 14,915	16,204,280	(16,427,378)	(208,183)
Balance (in Shares) at Dec. 31, 2015																										14,915,421
Common stock issued									$ 150	$ 662,850	$ 663,000															$ 50	132,125		132,175
Common stock issued (in Shares)									150,000																	50,000
Exercise of Warrants																													250,000
Stock issued for services																										$ 50	24,950		25,000
Stock issued for services (in Shares)																										50,000
Warrants issued		442,000	442,000	$ 31,100	$ 31,100										$ 55,100	$ 55,100
Common stock issued upon exercise of warrants and stock	$ 113	$ 121,387	$ 121,500			$ 1,218	$ 4,098,032	$ 4,099,250																		$ 153	153,187		153,340
Common stock issued upon exercise of warrants and stock (in Shares)	112,500					1,217,857																				153,000
Common stock issued for acquisition												$ 400	$ 842,800	$ 843,200			$ 80	$ 69,320	$ 69,400
Common stock issued for acquisition (in Shares)												400,000					80,000
Warrants issued for services																											150,165		150,165
Stock granted to employees																											3,346,692		3,346,692
Net loss																												(32,799,677)	(32,799,677)
Balance at Dec. 31, 2016																										$ 17,129	$ 26,333,988	$ (49,227,055)	$ (22,875,938)
Balance (in Shares) at Dec. 31, 2016																										17,128,778